Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	$ 2,248
Unrecognized Deferred Tax Assets	(2,175)
Net Deferred Tax Assets	73
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,791
Tax Value	476
Unrecognized Deferred Tax Assets	(476)
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	4,933
Tax Value	1,296
Unrecognized Deferred Tax Assets	(1,292)
Net Deferred Tax Assets	4
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	691
Tax Value	149
Unrecognized Deferred Tax Assets	(87)
Net Deferred Tax Assets	62
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	300
Tax Value	76
Unrecognized Deferred Tax Assets	(76)
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	434
Tax Value	126
Unrecognized Deferred Tax Assets	(126)
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	21
Unrecognized Deferred Tax Assets	(19)
Net Deferred Tax Assets	2
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	104
Unrecognized Deferred Tax Assets	(99)
Net Deferred Tax Assets	$ 5